Average Annual Total Returns - Class H - Inverse High Yield Strategy Fund	Class H 1 Year	Class H 5 Years	Class H 10 Years	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions 10 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(5.94%)	(6.58%)	(8.37%)	(8.62%)	(7.12%)	(8.64%)	(3.50%)	(5.05%)	(5.79%)	7.11%	8.59%	6.80%